Components of Net Period Benefit Cost And other Amounts Recognized in Members Interest (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Components of net periodic benefit cost:
Service cost		$ 0.1
Net periodic benefit cost	1.2	0.1
Prior service cost		0.4
Total changes recognized in member's interest		$ 0.4